Future Minimum Time Charter Revenue, detail (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Minimum Time Charter Revenue
2018	$ 77,862
2019	40,423
2020	31,225
2021	30,842
2022	19,179
Thereafter	85,650
Total	$ 285,181